Additional information about derivatives financial instruments - Protection program for Libor floating interest rate US$ denominated debt (Details) - Libor floating interest rate US$ denominated debt
$ in Millions
Jun. 30, 2020 USD ($)
Derivative financial instruments.
Receivable	$ 800
Payable	$ 800
Average payable rate	0.45%
Fair value of liabilities	$ (5)
Value at risk	2
2020
Derivative financial instruments.
Fair value of assets	1
2021
Derivative financial instruments.
Fair value of liabilities	(2)
2022
Derivative financial instruments.
Fair value of liabilities	$ (3)